16. INVESTMENTS	12 Months Ended
Dec. 31, 2018
Investments In Associates And Joint Ventures Abstract
INVESTMENTS
16.1.	Investments breakdown

	12.31.18	12.31.17
Investment in associates and affiliates	70.5	54.1
Goodwill SATS BRF	7.1	6.1
	77.6	60.2
Other investments	8.4	8.0
	86.0	68.2

On December 31, 2018, these associates, affiliates and joint ventures do not have any restriction to repay their loans or advances to the Com